Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Time charter revenue	$ 57,980,391	$ 43,148,575
Commissions (including $539,357 and $575,283, respectively, to related party)	(2,340,579)	(1,878,833)
Net revenue	55,639,812	41,269,742
Operating expenses/ (income)
Voyage expenses	588,706	1,290,792
Vessel operating expenses (including $240,764 and $161,672, respectively, to related party)	21,431,974	24,710,877
Dry-docking expenses	2,898,981	437,106
Vessel depreciation	4,789,629	5,001,837
Related party management fees	3,201,105	4,048,805
Net (gain)/ loss on sale of vessels (including $80,161 and $nil, respectively, to related party)	9,417	(1,305,016)
General and administrative expenses (including $1,500,000 to related party)	2,247,097	2,274,205
Other operating income	(1,298,318)	(2,687,205)
Loss on write-down of vessel held for sale	0	121,165
Total operating expenses, net	33,868,591	33,892,566
Operating income	21,771,221	7,377,176
Other (expenses)/ income
Interest and other financing costs (including $287,672 and $50,000, respectively, to related party)	(2,003,077)	(3,320,074)
(Loss)/ gain on derivative, net	421,308	(564,631)
Foreign exchange (loss) / gain	7,921	(42,538)
Interest income	2,969	16,191
Other expenses, net	(1,570,879)	(3,911,052)
Net income	20,200,342	3,466,124
Dividend Series B Preferred shares	(255,324)	(524,621)
Preferred deemed dividend	(345,423)	0
Net income attributable to common shareholders	$ 19,599,595	$ 2,941,503
Weighted average number of shares outstanding during the period, basic (in shares)	6,898,195	5,621,159
Earnings per share attributable to the common shareholders, basic (in dollars per share)	$ 2.84	$ 0.52
Weighted average number of shares outstanding during the period, diluted (in shares)	6,942,614	5,621,159
Earnings per share attributable to the common shareholders, diluted (in dollars per share)	$ 2.82	$ 0.52